Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net income	$ 146,780	$ 743,740
Adjustments:
Amortization of right-of-use assets – finance lease		1,384
Expected credit loss allowance, net	66,666	2,508
Deferred taxation	(10,852)	(432)
Change in working capital items:
Change in accounts receivable	(332,091)	2,074,976
Change in contract assets	(2,857,206)	(573,763)
Change in deposits and prepayments	(940,384)	(2,179)
Change in accounts payable	969,868	(752,429)
Change in contract liabilities	871,827
Change in income tax payable	16,241	153,228
Change in accrued expenses	(19,804)	51,602
Cash (used in) generated from operating activities	(2,088,955)	1,698,635
Investing activity:
Acquisitions of machineries and equipment	(1,972,307)
Cash used in investing activity	(1,972,307)
Financing activities:
Repayment to directors	(1,975,617)	(1,148,940)
Issuance of ordinary shares	6,900,000	165,350
Deferred offering costs	(1,342,312)	(378,411)
Cash generated from (used in) financing activities	3,582,071	(1,362,001)
Net (decrease) increase in cash at banks	(479,191)	336,634
Cash at banks as of beginning of the period	2,365,532	189,474
Cash at banks as of the end of the period	1,886,341	526,108
Supplementary Cash Flows Information
Cash refunded for income tax		$ 29,506